FIXED ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 75,800		¥ 456,866		¥ 491,020
Less: accumulated depreciation	(39,351)		(203,900)		(254,909)
Fixed assets, net	36,449		252,966		236,111
Depreciation of fixed assets	9,005	¥ 58,333	53,456	¥ 48,036
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	32,764		185,034		212,237
Other office and warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	17,370		106,035		112,522
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	378		2,447		2,447
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	3,210		20,245		20,792
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	21,602		138,447		139,934
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 476		¥ 4,658		¥ 3,088